Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues	$ 4,113,239	[1]	$ 3,944,540	[1]	$ 3,743,330
Cost of sales	3,105,882		2,988,138		2,844,077
Gross profit	1,007,357		956,402		899,253
Selling, general and administrative expenses	670,609		650,655		628,044
Operating income	336,748		305,747		271,209
Interest expense, net	5,547		5,206		5,830
Income before income taxes	331,201		300,541		265,379
Income taxes	104,677		91,839		77,660
Net income	226,524		208,702		187,719
Less: net income attributable to non-controlling interest	53,595		57,315		59,996
Net income attributable to Watsco, Inc.	$ 172,929		$ 151,387		$ 127,723
Earnings per share for Common and Class B common stock:
Basic	$ 4.91	[2]	$ 4.33	[2]	$ 3.69
Diluted	$ 4.90	[2]	$ 4.32	[2]	$ 3.68

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.